Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenues
Gaming	$ 440,463	$ 443,945
Food and beverage	85,399	86,605
Room	47,912	46,850
Other	32,344	32,665
Total revenues	606,118	610,065
Operating costs and expenses
Gaming	189,035	191,933
Food and beverage	82,690	84,348
Room	20,933	21,307
Other	20,805	21,415
Selling, general and administrative	87,583	91,613
Maintenance and utilities	27,926	26,399
Depreciation and amortization	51,276	53,964
Corporate expense	25,857	20,798
Project development, preopening and writedowns	3,440	2,972
Other operating items, net	1,799	486
Total operating costs and expenses	511,344	515,235
Operating income	94,774	94,830
Other expense (income)
Interest income	(457)	(460)
Interest expense, net of amounts capitalized	44,259	43,674
Loss on early extinguishments and modifications of debt	61	156
Other, net	(380)	111
Total other expense (income), net	43,483	43,481
Income from continuing operations before income taxes	51,291	51,349
Income tax provision	(9,892)	(16,273)
Income from continuing operations, net of tax	41,399	35,076
Income from discontinued operations, net of tax	0	(375)
Net income	$ 41,399	$ 35,451
Continuing operations	$ 0.36	$ 0.31
Discontinued operations	0.00	0.00
Basic net income per common share	$ 0.36	$ 0.31
Weighted average basic shares outstanding	114,375	115,269
Continuing operations	$ 0.36	$ 0.31
Discontinued operations	0.00	0.00
Diluted net income per common share	$ 0.36	$ 0.31
Weighted average diluted shares outstanding	115,154	115,902
Common Stock, Dividends, Per Share, Declared	$ 0.05	$ 0